UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Large Cap Equity Fund

Dreyfus Large Cap Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
March 31, 2017 (Unaudited)

Common Stocks - 99.2%	Shares		Value ($)
Banks - 4.3%
Bank of America	442,390		10,435,980
Citizens Financial Group	159,150		5,498,633
Wells Fargo & Co.	121,640		6,770,482
			22,705,095
Capital Goods - 8.5%
3M	29,791		5,699,912
Eaton	97,330		7,217,020
General Electric	164,850		4,912,530
Honeywell International	67,071		8,375,156
Illinois Tool Works	70,576	[a]	9,349,203
Ingersoll-Rand	108,300		8,806,956
			44,360,777
Consumer Durables & Apparel - 1.1%
NIKE, Cl. B	106,386		5,928,892
Consumer Services - 2.0%
Panera Bread, Cl. A	23,436	[a,b]	6,137,185
Yum! Brands	71,450		4,565,655
			10,702,840
Diversified Financials - 8.2%
Ally Financial	345,840		7,030,927
Charles Schwab	210,710		8,599,075
Intercontinental Exchange	123,140		7,372,392
Invesco	237,156		7,264,088
Synchrony Financial	183,310		6,287,533
Voya Financial	171,100		6,494,956
			43,048,971
Energy - 8.4%
Chevron	44,659		4,795,037
Exxon Mobil	52,490		4,304,705
Halliburton	69,890		3,439,287
Nabors Industries	471,910		6,167,864
Pioneer Natural Resources	17,712		3,298,506
Schlumberger	86,840		6,782,204
Targa Resources	67,950		4,070,205
Tesoro	74,610		6,047,887

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Energy - 8.4% (continued)
Valero Energy	79,260		5,254,145
			44,159,840
Food & Staples Retailing - 1.2%
Costco Wholesale	38,527		6,460,593
Food, Beverage & Tobacco - 5.8%
Constellation Brands, Cl. A	39,731		6,439,203
Mondelez International, Cl. A	124,400		5,359,152
Monster Beverage	119,967	[b]	5,538,876
PepsiCo	56,170		6,283,176
Philip Morris International	58,486		6,603,069
			30,223,476
Health Care Equipment & Services - 4.7%
Abbott Laboratories	163,210		7,248,156
UnitedHealth Group	54,293		8,904,595
Universal Health Services, Cl. B	30,822		3,835,798
Zimmer Biomet Holdings	37,123		4,533,090
			24,521,639
Household & Personal Products - 1.5%
Procter & Gamble	88,365		7,939,595
Insurance - 1.4%
Hartford Financial Services Group	157,420		7,567,179
Materials - 3.4%
Celanese, Ser. A	73,090		6,567,137
Dow Chemical	101,260		6,434,060
Nucor	77,960		4,655,771
			17,656,968
Media - 4.3%
Comcast, Cl. A	157,800		5,931,702
Time Warner	33,030		3,227,361
Twenty-First Century Fox, Cl. A	216,200		7,002,718
Walt Disney	54,724		6,205,154
			22,366,935
Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
Agilent Technologies	69,510		3,674,994
Alexion Pharmaceuticals	34,541	[b]	4,187,751
Allergan	25,819		6,168,675
BioMarin Pharmaceutical	29,303	[b]	2,572,217
Bristol-Myers Squibb	68,310		3,714,698
Celgene	36,003	[b]	4,479,853
Eli Lilly & Co.	71,620		6,023,958

Common Stocks - 99.2% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 9.1% (continued)
Incyte	31,225	[b]	4,173,846
Merck & Co.	97,650		6,204,681
Pfizer	124,820		4,270,092
TESARO	13,050	[b]	2,008,004
			47,478,769
Real Estate - 1.4%
American Tower	41,421	[c]	5,034,308
Empire State Realty Trust, Cl. A	122,670	[c]	2,531,909
			7,566,217
Retailing - 4.3%
Amazon.com	16,979	[b]	15,052,563
Home Depot	51,300		7,532,379
			22,584,942
Semiconductors & Semiconductor Equipment - 8.9%
Broadcom	53,796		11,779,172
Micron Technology	433,060	[b]	12,515,434
NVIDIA	91,829		10,002,933
QUALCOMM	94,800		5,435,832
Taiwan Semiconductor Manufacturing, ADR	213,440		7,009,370
			46,742,741
Software & Services - 13.6%
Accenture, Cl. A	59,973		7,189,563
Adobe Systems	65,683	[b]	8,547,329
Alphabet, Cl. A	18,948	[b]	16,064,114
Electronic Arts	95,650	[b]	8,562,588
Facebook, Cl. A	85,107	[b]	12,089,449
Microsoft	46,770		3,080,272
salesforce.com	51,890	[b]	4,280,406
Splunk	45,480	[b]	2,832,949
Visa, Cl. A	96,010		8,532,409
			71,179,079
Technology Hardware & Equipment - 1.8%
Apple	65,510		9,411,167
Telecommunication Services - 2.0%
AT&T	191,650		7,963,057
Verizon Communications	45,710		2,228,363
			10,191,420
Transportation - 1.4%
CSX	152,460		7,097,013

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares	Value ($)
Utilities - 1.9%
Dominion Resources	58,920	4,570,424
Exelon	142,820	5,138,664
		9,709,088
Total Common Stocks (cost $389,178,825)		519,603,236
Other Investment - .8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $4,333,029)	4,333,029 [d]	4,333,029
Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $5,984,995)	5,984,995 [d]	5,984,995
Total Investments (cost $399,496,849)	101.1%	529,921,260
Liabilities, Less Cash and Receivables	(1.1%)	(5,904,675)
Net Assets	100.0%	524,016,585
ADR—American Depository Receipt

[a] Security, or portion thereof, on loan. At March 31, 2017, the value of the fund’s securities on loan was $14,245,170 and the value of the collateral held by the fund was $14,415,817, consisting of cash collateral of $5,984,995 and U.S. Government & Agency securities valued at $8,430,822.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	13.6
Pharmaceuticals, Biotechnology & Life Sciences	9.1
Semiconductors & Semiconductor Equipment	8.9
Capital Goods	8.5
Energy	8.4
Diversified Financials	8.2
Food, Beverage & Tobacco	5.8
Health Care Equipment & Services	4.7
Banks	4.3
Retailing	4.3
Media	4.3
Materials	3.4
Consumer Services	2.0
Telecommunication Services	2.0
Money Market Investments	1.9
Utilities	1.9
Technology Hardware & Equipment	1.8
Household & Personal Products	1.5
Insurance	1.4
Real Estate	1.4
Transportation	1.4
Food & Staples Retailing	1.2
Consumer Durables & Apparel	1.1
101.1
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	500,814,694	-	-	500,814,694
Equity Securities—
Foreign Common
Stocks†	18,788,542	-	-	18,788,542
Registered Investment
Companies	10,318,024	-	-	10,318,024

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2017, accumulated net unrealized appreciation on investments was $130,424,411 consisting of $133,348,076 gross unrealized appreciation and $2,923,665 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
March 31, 2017 (Unaudited)

Common Stocks - 99.0%	Shares		Value ($)
Capital Goods - 10.7%
3M	3,651		698,546
Boeing	3,598		636,342
Honeywell International	5,191		648,200
Illinois Tool Works	5,726		758,523
Ingersoll-Rand	11,210		911,597
Lockheed Martin	1,782		476,863
Roper Technologies	2,484	[a]	512,921
			4,642,992
Consumer Durables & Apparel - 1.7%
NIKE, Cl. B	13,070		728,391
Consumer Services - 3.7%
Panera Bread, Cl. A	2,315	[a,b]	606,229
Starbucks	8,338		486,856
Yum! Brands	8,063		515,226
			1,608,311
Diversified Financials - 2.8%
Charles Schwab	14,817		604,682
Intercontinental Exchange	5,135		307,432
Invesco	9,694		296,927
			1,209,041
Energy - 1.3%
Anadarko Petroleum	5,352		331,824
Nabors Industries	17,450		228,072
			559,896
Food & Staples Retailing - 1.8%
Costco Wholesale	4,636		777,411
Food, Beverage & Tobacco - 7.7%
Altria Group	6,916		493,941
Constellation Brands, Cl. A	4,293		695,767
Mondelez International, Cl. A	7,680		330,854
Monster Beverage	9,879	[b]	456,113
PepsiCo	6,423		718,477
Philip Morris International	5,556		627,272
			3,322,424

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares		Value ($)
Health Care Equipment & Services - 4.1%
Abbott Laboratories	5,080		225,603
Hill-Rom Holdings	6,290		444,074
UnitedHealth Group	2,759		452,504
Wright Medical Group	10,750	[b]	334,540
Zimmer Biomet Holdings	2,801		342,030
			1,798,751
Materials - 3.7%
Celanese, Ser. A	5,877		528,048
Dow Chemical	8,538		542,505
Nucor	8,716		520,520
			1,591,073
Media - 5.3%
Comcast, Cl. A	18,788		706,241
Twenty-First Century Fox, Cl. A	19,010		615,734
Walt Disney	8,562		970,845
			2,292,820
Pharmaceuticals, Biotechnology & Life Sciences - 10.9%
Agilent Technologies	5,904		312,145
Alexion Pharmaceuticals	1,522	[b]	184,527
Allergan	2,120		506,510
Amgen	2,132		349,797
Biogen	1,070	[b]	292,559
BioMarin Pharmaceutical	3,286	[b]	288,445
Bristol-Myers Squibb	8,864		482,024
Celgene	3,803	[b]	473,207
Clovis Oncology	2,140	[a,b]	136,254
Eli Lilly & Co.	6,222		523,332
Gilead Sciences	4,999		339,532
Incyte	2,640	[b]	352,889
Merck & Co.	4,402		279,703
TESARO	1,206	[a,b]	185,567
			4,706,491
Real Estate - .7%
Kimco Realty	13,861	[c]	306,190
Retailing - 8.6%
Advance Auto Parts	3,969		588,444
Amazon.com	2,182	[b]	1,934,430
Lowe's	8,024		659,653
Priceline Group	100	[b]	177,997

Common Stocks - 99.0% (continued)	Shares		Value ($)
Retailing - 8.6% (continued)
The TJX Companies	4,472		353,646
			3,714,170
Semiconductors & Semiconductor Equipment - 8.8%
Broadcom	4,457		975,905
Lam Research	2,800		359,408
Micron Technology	38,969	[b]	1,126,204
NVIDIA	8,768		955,098
Taiwan Semiconductor Manufacturing, ADR	11,744		385,673
			3,802,288
Software & Services - 19.8%
Accenture, Cl. A	5,517		661,378
Adobe Systems	5,732	[b]	745,905
Alphabet, Cl. A	2,681	[b]	2,272,952
Electronic Arts	7,840	[b]	701,837
Facebook, Cl. A	10,440	[b]	1,483,002
Microsoft	12,536		825,621
salesforce.com	4,630	[b]	381,929
Splunk	8,550	[b]	532,580
Visa, Cl. A	10,866		965,661
			8,570,865
Technology Hardware & Equipment - 6.2%
Apple	18,757		2,694,631
Telecommunication Services - 1.2%
AT&T	6,922		287,609
Verizon Communications	4,580		223,275
			510,884
Total Common Stocks (cost $28,566,656)			42,836,629
Other Investment - .7%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $289,680)	289,680	[d]	289,680

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 2.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $1,136,949)	1,136,949 [d]	1,136,949
Total Investments (cost $29,993,285)	102.3%	44,263,258
Liabilities, Less Cash and Receivables	(2.3%)	(976,921)
Net Assets	100.0%	43,286,337

ADR—American Depository Receipt

[a]	Security, or portion thereof, on loan. At March 31, 2017, the value of the fund’s securities on loan was $1,120,521 and the value of the collateral held by the fund was $1,136,949.
[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	19.8
Pharmaceuticals, Biotechnology & Life Sciences	10.9
Capital Goods	10.7
Semiconductors & Semiconductor Equipment	8.8
Retailing	8.6
Food, Beverage & Tobacco	7.7
Technology Hardware & Equipment	6.2
Media	5.3
Health Care Equipment & Services	4.1
Consumer Services	3.7
Materials	3.7
Money Market Investments	3.3
Diversified Financials	2.8
Food & Staples Retailing	1.8
Consumer Durables & Apparel	1.7
Energy	1.3
Telecommunication Services	1.2
Real Estate	.7
102.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	41,475,051	-	-	41,475,051
Equity Securities—
Foreign Common
Stocks†	1,361,578	-	-	1,361,578
Registered Investment
Companies	1,426,629	-	-	1,426,629

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2017, accumulated net unrealized appreciation on investments was $14,269,974, consisting of $14,427,612 gross unrealized appreciation and $157,638 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 15, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)